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                    [ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number: 811-07607
       -------------------------------------------------

The Universal Institutional Funds, Inc.
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas 22nd Floor New York, NY 10020
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      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, 33rd Floor New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area
code: 1-800-281-2715
     -----------------------------------

Date of fiscal year
end: 12/31
    --------------------------------------------------------------
Date of reporting
period: 12/31/04
       --------------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



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Items 1-12

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 and filed under Item 1 of Form N-CSR on March 9, 2005 and amended under Item 1 of Form N-CSR/A on September 21, 2005 is hereby incorporated by reference, with the exception of Universal Mid Cap Growth Portfolio's Class II Investment Overview page which is attached hereto.

Responses to Items 2-12 in the above mentioned filings, including related attachments and exhibits are also hereby incorporated by reference, with the exception of the certifications of the principal executive officer and principal financial officer which are attached hereto as part of Ex-99.cert.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Annual Report - December 31, 2004

Investment Overview (cont'd)

MID CAP GROWTH PORTFOLIO


                   COMPARISON OF THE CHANGE IN VALUE OF
                   A $10,000 INVESTMENT SINCE INCEPTION

                          Mid Cap Growth              Russell Midcap
                        Portfolio - Class II           Growth Index
                       ---------------------          ---------------
5/5/03**                      $10,000                     $10,000
12/31/2003                     12,909                      14,271
12/31/2004                     15,682                      16,480

*   Commenced operations on October 18, 1999.
**  Commenced offering on May 5, 1003.


In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. PERFORMANCE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com/im. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE SHOWN DOES NOT REFLECT FEES AND EXPENSES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

EXPENSE EXAMPLES

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees; distribution (12b-1) fees (in the case of Class II shares); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                                  ENDING ACCOUNT      DURING PERIOD*
                                   BEGINNING               VALUE     JULY 1, 2004 --
                               ACCOUNT VALUE        DECEMBER 31,        DECEMBER 31,
                                JULY 1, 2004                2004                2004
------------------------------------------------------------------------------------
CLASS I
Actual                     $        1,000.00   $        1,123.60   $            5.60
Hypothetical (5% average
annual return before                1,000.00            1,019.86                5.33
expenses)

CLASS II
Actual                              1,000.00            1,123.80                6.14
Hypothetical (5% average
annual return before                1,000.00            1,019.36                5.84
expenses)

* Expenses are equal to Class I and Class II shares' annualized expense ratios of 1.05% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Universal Institutional Funds, Inc.
            --------------------------------------------------------------------

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    9/12/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    9/12/05

By: /s/ James Garrett
   -----------------------------------------------------------------------------
Name:    James Garrett
Title:   Chief Financial Officer
Date:    9/12/05